Related-Party Transactions (Details) - USD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Related-Party Transactions
Accounts payable to related party	$ 0.0		$ 0.0
Shareholders
Related-Party Transactions
Receivable from related party	0.2		$ 0.0
Revenue from related party	0.2	$ 0.4
MariaDB Foundation
Related-Party Transactions
Related party expense	$ 0.2	$ 0.2